Non-financial assets and liabilities - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	$ 578,652	$ 580,546
Additions/(Reversals)	0	(450)
Exchange differences	0	75
Amortization charge	(750)	(1,519)
Closing net book amount	577,902	578,652
Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	651,138
Closing net book amount	651,130	651,138
Accumulated amortization
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(10,567)
Closing net book amount	(11,309)	(10,567)
Accumulated impairment
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(61,919)
Closing net book amount	(61,919)	(61,919)
Goodwill
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	134,453	134,453
Closing net book amount	134,453	134,453
Goodwill | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	134,453
Closing net book amount	134,453	134,453
Acquired licenses to patents
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	1,632	2,072
Additions/(Reversals)	0	(450)
Exchange differences	0	74
Amortization charge	(23)	(64)
Closing net book amount	1,609	1,632
Acquired licenses to patents | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	2,987
Closing net book amount	2,979	2,987
Acquired licenses to patents | Accumulated amortization
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(1,355)
Closing net book amount	(1,370)	(1,355)
In-process research and development acquired
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	427,779	427,779
Exchange differences	0
Closing net book amount	427,779	427,779
In-process research and development acquired | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	489,698
Closing net book amount	489,698	489,698
In-process research and development acquired | Accumulated impairment
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(61,919)
Closing net book amount	(61,919)	(61,919)
Current marketed products
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	14,788	16,242
Exchange differences	0	1
Amortization charge	(727)	(1,455)
Closing net book amount	14,061	14,788
Current marketed products | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	24,000
Closing net book amount	24,000	24,000
Current marketed products | Accumulated amortization
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(9,212)
Closing net book amount	$ (9,939)	$ (9,212)